Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000241226
Shareholder Report [Line Items]
Fund Name	Value ETF
Trading Symbol	TVAL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Value ETF (the "fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Value ETF	$36	0.33%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services contributed the most to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. Stock choices in information technology, particularly Samsung Electronics, also added value.

  In contrast, stock selection in health care detracted from relative performance. Zimmer Biomet Holdings shares were pressured by underwhelming quarterly results, which reflected tariff headwinds, missed revenue estimates, reduced annual guidance, and operational strains from the cancellation of international distributor orders. Competitive pressures in its core hip and knee segments exacerbated underperformance. In materials, stock choices also hindered results, driven by International Paper.

  The fund is actively managed using a value-oriented approach and aims for long-term capital appreciation by investing primarily in large-cap U.S. stocks that appear undervalued and may be temporarily out of favor. Notable changes in absolute positioning during the period included an increased exposure to information technology and a lower allocation to industrials and business services.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/14/23	10,000	10,000	10,000
6/30/23	10,184	10,179	10,189
9/30/23	9,944	9,848	9,867
12/31/23	10,959	11,036	10,804
3/31/24	12,087	12,142	11,774
6/30/24	12,058	12,533	11,519
9/30/24	12,856	13,313	12,606
12/31/24	12,540	13,664	12,356
3/31/25	12,902	13,019	12,620
6/30/25	13,358	14,449	13,098
9/30/25	13,892	15,631	13,796
12/31/25	14,508	16,007	14,321

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 6/14/23
Value ETF (Based on Net Asset Value)	15.70%	15.72%
Russell 3000 Index (Regulatory Benchmark)	17.15%	20.27%
Russell 1000 Value Index (Strategy Benchmark)	15.91%	15.13%

Performance Inception Date	Jun. 14, 2023
AssetsNet	$ 524,729,000
Holdings Count | Holding	154
Advisory Fees Paid, Amount	$ 1,320,000
InvestmentCompanyPortfolioTurnover	37.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$524,729 Number of Portfolio Holdings154 Investment Advisory Fees Paid (000s)$1,320 Portfolio Turnover Rate37.1%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Financials	22.7%
Health Care	13.7
Industrials & Business Services	13.4
Information Technology	11.3
Communication Services	7.8
Consumer Staples	6.6
Energy	6.5
Consumer Discretionary	6.0
Utilities	4.8
Other	7.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	4.4%
Amazon.com	2.4
Bank of America	2.3
Exxon Mobil	1.9
Charles Schwab	1.9
JPMorgan Chase	1.9
Wells Fargo	1.8
Chubb	1.7
Citigroup	1.6
Procter & Gamble	1.5

Material Fund Change [Text Block]